CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - PHP (₱) ₱ in Millions	Dec. 31, 2020	Dec. 31, 2019
Noncurrent Assets
Property and equipment (Notes 9 and 22)	₱ 260,868	₱ 232,134
Right-of-use assets (Note 10)	18,303	15,890
Investments in associates and joint ventures (Note 11)	52,123	53,863
Financial assets at fair value through profit or loss (Note 12)	380	3,369
Debt instruments at amortized cost – net of current portion (Note 13)	1,153
Investment properties (Notes 6 and 14)	895	778
Goodwill and intangible assets (Note 15)	65,329	67,825
Deferred income tax assets – net (Note 7)	19,556	23,623
Derivative financial assets – net of current portion (Note 28)		1
Prepayments – net of current portion (Notes 19 and 25)	66,109	48,933
Financial assets at fair value through other comprehensive income – net of current portion (Notes 6, 11 and 25)		162
Contract assets – net of current portion (Note 5)	668	750
Other financial assets – net of current portion (Note 28)	2,915	1,986
Other non-financial assets – net of current portion	109	136
Total Noncurrent Assets	488,408	449,450
Current Assets
Cash and cash equivalents (Note 16)	40,237	24,369
Short-term investments (Note 28)	989	314
Trade and other receivables (Note 17)	22,053	22,436
Inventories and supplies (Note 18)	4,085	3,412
Current portion of contract assets (Note 5)	1,799	1,997
Current portion of derivative financial assets (Note 28)	22	41
Current portion of debt instruments at amortized cost (Note 13)		150
Current portion of prepayments (Notes 19 and 25)	10,657	11,298
Current portion of financial assets at fair value through other comprehensive income (Notes 6, 11 and 25)	168	2,757
Current portion of other financial assets (Notes 20 and 28)	7,172	8,086
Current portion of other non-financial assets	256	717
Total Current Assets	87,438	75,577
TOTAL ASSETS	575,846	525,027
Equity
Treasury stock (Note 20)	6,505	6,505
Capital in excess of par value (Note 20)	130,312	130,312
Other equity reserves (Note 26)	19	276
Retained earnings (Note 20)	25,652	18,063
Other comprehensive loss (Note 6)	(35,652)	(31,368)
Total Equity Attributable to Equity Holders of PLDT	115,408	111,987
Noncontrolling interests (Note 6)	4,257	4,303
TOTAL EQUITY	119,665	116,290
Noncurrent Liabilities
Interest-bearing financial liabilities – net of current portion (Notes 21 and 28)	205,195	172,834
Lease liabilities – net of current portion (Note 10)	15,982	13,100
Deferred income tax liabilities (Note 7)	726	2,583
Derivative financial liabilities – net of current portion (Note 28)	360	25
Customers’ deposits (Note 28)	2,371	2,205
Pension and other employee benefits (Note 26)	13,342	8,985
Deferred credits and other noncurrent liabilities (Note 22)	4,668	4,557
Total Noncurrent Liabilities	242,644	204,289
Current Liabilities
Accounts payable (Note 23)	82,413	77,845
Accrued expenses and other current liabilities (Notes 24 and 27)	107,759	100,815
Current portion of interest-bearing financial liabilities (Notes 21 and 28)	17,570	19,722
Current portion of lease liabilities (Note 10)	4,043	3,215
Dividends payable (Note 20)	1,194	1,584
Current portion of derivative financial liabilities (Note 28)	176	88
Income tax payable	382	1,179
Total Current Liabilities	213,537	204,448
TOTAL LIABILITIES	456,181	408,737
TOTAL EQUITY AND LIABILITIES	575,846	525,027
Non-voting Serial Preferred Stock [Member]
Equity
Initial capitalization amount	360	360
Voting Preferred Stock [Member]
Equity
Initial capitalization amount	150	150
Common Stock [Member]
Equity
Initial capitalization amount	1,093	1,093
Treasury Shares Under Employee Benefit Trust [Member]
Equity
Treasury shares under employee benefit trust (Note 26)	₱ 21	₱ 394